Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Acquisition Of Sun Peak [Member] | Year 2020 [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Assets Acquired Based on Their Relative Fair Values
The following table presents the allocation of the purchase price to the assets acquired based on their relative fair values as well as fair value of liabilities assumed and noncontrolling interest on August 12, 2020 (in thousands):

Accounts receivable	$384
Other current assets	71
Property, plant and equipment	24,983
Intangible assets	716
Accounts payable	(141)
Other current liabilities	(918)
Long-term debt	(15,051)
Asset retirement obligation	(400)
Noncontrolling interest	(925)

Total cash and transaction costs paid net of cash acquired 1	$8,719

(1)	The Company acquired cash of $0.4 million and restricted cash of $1.8 million as of the acquisition date.

Acquisition Of Charlotte Solar [Member] | Year 2020 [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Assets Acquired Based on Their Relative Fair Values
The following table presents the allocation of the purchase price to the assets acquired based on their relative fair values and fair values of liabilities assumed on October 30, 2020 (in thousands):

Accounts receivable	$50
Property, plant and equipment	6,293
Intangible assets	911
Accounts payable	(12)
Deferred tax liabilities	(805)
Asset retirement obligation	(98)

Total cash and transaction costs paid net of cash acquired 1	$6,339

Solar Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Summary of Estimated Fair Values and the Weighted Average Amortization Periods of the Acquired Intangible Assets and Assumed Intangible Liabilities as of the Acquisition Date	The following table summarizes the estimated fair values and the weighted average amortization periods of the acquired intangible assets and assumed intangible liabilities as of the acquisition date:

	Fair Value (thousands)	Weighted Average Amortization Period
Favorable rate revenue contracts —NMC	$960	5 years
Unfavorable rate revenue contracts—NMC	(270)	23 years
Unfavorable rate revenue contracts—SREC	(750)	3 years

Business Acquisition, Pro Forma Information	Pro forma results for the nine months ended September 30, 2021, are not presented below because the results of the Solar Acquisition are included in the Company’s September 30, 2021, unaudited condensed consolidated statement of operations for the nine-month period.

(In thousands)	For the nine months ended September 30, 2020 (unaudited)
Operating revenues	$41,975
Net income	1,159
The unaudited pro forma combined results of operations do not reflect the costs of any integration activities or any benefits that may result from operating efficiencies or revenue synergies.

(In thousands)	For the Year Ended December 31,
	2020	2019
Operating revenues	$55,528	$43,269
Net loss	(2,840)	(8,713)

Solar Acquisition [Member] | Year 2020 [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values on December 22, 2020 (in thousands):

Assets
Accounts receivable	$2,000
Other assets	672
Property, plant and equipment	128,050
Intangible assets	960

Total assets acquired	131,682
Liabilities
Accounts payable	747
Intangible liabilities	1,020
Asset retirement obligation	2,571
Other liabilities	441

Total liabilities assumed	4,779
Noncontrolling interests (1)	8,475

Total fair value of consideration transferred, net of cash acquired	$118,428

(1)	The fair value of the non-controlling interests was determined using an income approach representing the best indicator of fair value and was supported by a discounted cash flow technique.

The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values on December 22, 2020 (in thousands):

Assets
Accounts receivable	$2,000
Other assets	672
Property, plant and equipment	128,050
Intangible assets	960

Total assets acquired	131,682
Liabilities
Accounts payable	747
Intangible liabilities	1,020
Asset retirement obligation	2,571
Other liabilities	441

Total liabilities assumed	4,779
Noncontrolling interests 1	8,475

Total fair value of consideration transferred, net of cash acquired	$118,428

(1)	The fair value of the non-controlling interests was determined using an income approach representing the best indicator of fair value and was supported by a discounted cash flow technique.

Schedules of Fair Value of Consideration Transferred, Net of Cash Acquired
The fair value of consideration transferred, net of cash acquired, as of December 22, 2020 is determined as follows:

Cash consideration paid to the seller	$29,849
Cash consideration paid to settle debt	84,883
Cash consideration payable to the seller 2	7,176
Contingent consideration	5,100

Total fair value of consideration transferred	127,008
Cash acquired	4,868
Restricted cash acquired	3,712

Total fair value of consideration transferred, net of cash acquired	$118,428

(2)
The Company paid $4.5 million of the purchase price payable after the acquisition date but prior to December 31, 2020. The remaining purchase price payable of $2.6 million was recorded as of December 31, 2020 on the consolidated balance sheets.

Acquisition Of GSE [Member] | 2019 Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Assets Acquired Based on Their Relative Fair Values
The following table presents the allocation of the purchase price to the assets acquired and liabilities assumed, based on their relative fair values, on April 5, 2019 (in thousands):

Accounts receivable	$244
Property, plant and equipment	33,210
Intangible assets	1,851
Intangible liabilities	(5,163)
Asset retirement obligation	(178)

Total cash and transaction costs paid net of cash acquired 1	$29,964

(1)	The Company acquired restricted cash of $0.3 million as of the acquisition date.

Acquisition Of True Green [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Pro Forma Information	The unaudited pro forma combined results of operations do not reflect the costs of any integration activities or any benefits that may result from operating efficiencies or revenue synergies.

(In thousands)	For the nine months ended September 30, 2021 (unaudited)	For the nine months ended September 30, 2020 (unaudited)
Operating revenues	$66,853	$52,752
Net income	3,670	6,425

Acquisition Of True Green [Member] | Year 2021 [Member]
Restructuring Cost and Reserve [Line Items]
Summary of Preliminary Allocation of the Purchase Price to the Assets Acquired and Liabilities Assumed
The following table presents the preliminary allocation of the purchase price to the assets acquired and liabilities assumed, based on their estimated fair values on August 25, 2021 (in thousands):

Assets
Accounts receivable	$3,420
Other assets	510
Property, plant and equipment	201,150
Intangible assets	5,225

Total assets acquired	210,305
Liabilities
Accounts Payable	23
Long-term debt	1,795
Intangible liabilities	10,115
Asset retirement obligations	1,998
Other liabilities	935

Total liabilities assumed	14,866
Non-controlling interest (1)	4,315
Goodwill	1,965

Total fair value of consideration transferred, net of cash acquired	$193,089

Schedules of Fair Value of Consideration Transferred, Net of Cash Acquired
The fair value of consideration transferred, net of cash acquired, as of August 25, 2021, is determined as follows:

Cash consideration to the seller on closing	$136,689
Cash consideration to settle debt and interest rate swaps	51,523
Cash in escrow accounts	2,738
Purchase price payable	6,486

Total fair value of consideration transferred	197,436
Cash acquired	229
Restricted cash acquired	4,118

Total fair value of consideration transferred, net of cash acquired (2)	$193,089

(1)	The fair value of the non-controlling interests was determined using an income approach representing the best indicator of fair value and was supported by a discounted cash flow technique.
(2)
The Company paid $4.1 million of the purchase price payable after the acquisition date but prior to September 30, 2021. The remaining purchase price payable of $2.4 million was recorded as of September 30, 2021, on the condensed consolidated balance sheets.